Risk Report - Asset Quality - Collateral Obtained (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Collateral Obtained [Abstract]
Carrying amount of foreclosed residential real estate properties	€ 62	€ 67
Collateral on consolidating securitization trusts		€ 46